Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Leases
Remaining six months	$ 136
Year I	99	$ 308
Year II		99
Total minimum lease payments	235	407
Less: imputed interest	(14)	(37)
Present value of future minimum lease payments	221	370
Less: current obligations under leases	(208)	(274)	$ (428)
Long-term lease obligations	$ 13	$ 96	$ 1,024